Stock-Based Compensation (Details 6)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding warrants at end of year	13,887,598	14,679,971
Class D Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	8,806,575	9,253,772
Exercised	0	(352,034)
Expired	0	(95,163)
Outstanding warrants at end of year	8,806,575	8,806,575
Class D Warrants - Lambda [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	8,806,575	8,806,575
Exercised	0	0
Expired	0	0
Outstanding warrants at end of year	8,806,575	8,806,575
Class D Warrants - Other [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	0	447,197
Exercised	0	(352,034)
Expired	0	(95,163)
Outstanding warrants at end of year	0	0